Financial Risk Management and Financial Instruments - Summary of Changes in Warrants Liability (Details) - Warrants - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Changes In Warrants Liability [Line Items]
Beginning balance	€ 333	€ 346	€ 34
Issuance of warrant for cash	15		9
Issuance of shares upon exercise of, or net settlement of, warrants	(303)
Non cash changes recognized in profit or loss
Changes in fair value	35	(39)	313
Effect of changes in foreign exchange rates	18	26	(10)
Ending balance	€ 98	€ 333	€ 346